Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Unrecognized tax benefits	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0
Payment to acquire computer equipment	1,642
Depreciation	$ 5	$ 664
Cash Equivalents, at Carrying Value		$ 0
Estimated useful lives	3 years	3 years
GOOD WORKS ACQUISITION CORP. [Member]
Reclassed stockholders equity to temporary equity			$ 3,000,000
Federal depository insurance coverage			$ 250,000	$ 250,000
Private warrants issued (in Shares)			114,000
Common stock subject to possible redemption (in Shares)			17,000,000	16,634,861
Offering costs			$ 870,120	$ 870,120
Underwriting discount			450,000	450,000
Other cash expenses			$ 420,120	$ 420,120